Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 18,558.5	$ 222.7	₨ 15,366.1	₨ 1,422.0
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	1,762.6	21.2	5,921.5	3,207.7
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	2,089.6	25.1	(2.0)	1,374.1
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	194.0	2.3	1,200.3	167.3
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	10,242.9	122.9	1,609.1	(1,682.0)
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 4,269.4	$ 51.2	₨ 6,637.2	₨ (1,645.1)